Consolidated statement of changes in equity - GBP (£) £ in Thousands	Total	Share options [member]	LTIPs [member]	Deferred bonus shares [member]	Aspire capital one [member]	Aspire capital two [member]	Boxer capital [member]	Private placement [member]	April 23, 2019 [member] Onco Med Pharmaceuticals [Member]	August 3, 2018 [member] Conversion of loan note [member]	Issued capital [member]	Issued capital [member] Conversion of loan note [member]	Issued capital [member] Novartis bonus shares [member]	Issued capital [member] Aspire capital one [member]	Issued capital [member] Aspire capital two [member]	Issued capital [member] Boxer capital [member]	Issued capital [member] Private placement [member]	Issued capital [member] April 23, 2019 [member] Onco Med Pharmaceuticals [Member]	Share premium [member]	Share premium [member] Conversion of loan note [member]	Share premium [member] Novartis bonus shares [member]	Share premium [member] Aspire capital one [member]	Share premium [member] Aspire capital two [member]	Share premium [member] Boxer capital [member]	Share premium [member] Private placement [member]	Other capital reserves [member]	Other capital reserves [member] Share options [member]	Other capital reserves [member] LTIPs [member]	Other capital reserves [member] Deferred bonus shares [member]	Other capital reserves [member] Novartis bonus shares [member]	Other capital reserves [member] April 23, 2019 [member] Onco Med Pharmaceuticals [Member]	Employee benefit trust [member]	Other reserves [member]	Other reserves [member] Private placement [member]	Own shares [Member]	Accumulated losses [member]	Translated reserve
Beginning balance at Dec. 31, 2018	£ 32,771										£ 214								£ 118,492							£ 18,593						£ (307)	£ 7,000			£ (111,221)
Loss for the period	(16,224)																																			(16,224)
Other comprehensive income	799																																			88	£ 711
Share-based payments		£ 354	£ 139																								£ 354	£ 139
Issue of share capital									£ 40,892									£ 74													£ 40,818
Issue of share capital										£ 2,367		£ 3	£ 3							£ 2,364	£ 1,589									£ (1,592)
Transaction costs on issuance of share capital	(761)																		(761)
Equity component of convertible loan instrument	(308)																									(308)
Purchase of treasury shares	(998)																																		£ (998)
Ending balance at Jun. 30, 2019	59,031										294								121,684							58,004						(1,305)	7,000			(127,357)	711
Beginning balance at Dec. 31, 2018	32,771										214								118,492							18,593						(307)	7,000			(111,221)
Loss for the period	(34,844)
Ending balance at Dec. 31, 2019	40,256										294								121,684							59,147							7,000		(1,305)	(146,065)	(499)
Beginning balance at Jun. 30, 2019	59,031										294								121,684							58,004						(1,305)	7,000			(127,357)	711
Loss for the period	(18,620)																																			(18,620)
Other comprehensive income	(1,298)																																			(88)	(1,210)
Share-based payments			(46)	£ 1,189																								(46)	£ 1,189
Ending balance at Dec. 31, 2019	40,256										294								121,684							59,147							7,000		£ (1,305)	(146,065)	(499)
Loss for the period	(124,619)																																			(124,619)
Other comprehensive income	1,327																																			3	1,324
Share-based payments		£ 1,061	£ (150)																								£ 1,061	£ (150)
Issue of share capital					£ 2,321	£ 233	£ 2,304	£ 13,386						£ 34	£ 9	£ 37	£ 267		21,386			£ 2,287	£ 224	£ 2,267	£ 15,244									£ (2,125)
Issued on conversion of loan notes	54,865										375								21,386							33,104
Transaction costs on issuance of share capital						£ (147)	£ (31)	£ (1,129)															£ (147)	£ (31)	£ (1,129)
Equity component of convertible loan instrument	1,084																									1,084
Reclassification of the remaining Loan Note embedded derivative following the Resolutions passing	33,481																									33,481
Ending balance at Jun. 30, 2020	£ 24,242										£ 1,016								£ 161,785							£ 127,727						£ (1,305)	£ 4,875			£ (270,681)	£ 825